Personnel Expenses (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Personnel Expenses

The following are the items included in the account as of the indicated dates:

	12.31.18	12.31.17
Salaries	11,657,815	11,513,774
Social Security Contributions on Salaries	1,715,592	1,840,448
Severance Payments and Personnel Bonuses	2,730,047	2,908,611
Personnel Services	538,941	448,431
Other Short-term Employee Benefits	328,052	377,408
Other Long-term Employee Benefits	55,800	—

Total	17,026,247	17,088,672